UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

Quadratic Interest Rate Volatility and Inflation Hedge ETF

Ticker: IVOL

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the Quadratic Interest Rate Volatility and Inflation Hedge ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kfafunds.com/ivol/. You can also request this information by contacting us at 1-833-IVOL-ETF (1-833-486-5383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$52	1.00%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$424,779,965	8	$1,847,855	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*Footnote Reference^

Value	Value
Purchased OptionsFootnote Reference(1)	10.0%
Exchange-Traded Funds	74.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Investments as a percentage of total net assets will not add up to 100% because this chart does not include cash and other assets and liabilities. The difference between 100% and the sum of the percentages above is mostly cash held by the fund.
Footnote(1)	At market value.

Top Holdings

Holding Name	Percentage of Total Net Assets
Schwab U.S. TIPS ETF	74.6%
Purchased Option - CMS 10Y - 2Y, 0.20%, 04/14/27Footnote Reference(1)	2.3%
Purchased Option - CMS 10Y - 2Y, 0.05%, 04/08/26Footnote Reference(1)	2.3%
Purchased Option - CMS 10Y - 2Y, 0.28%, 12/09/26Footnote Reference(1)	1.8%
Purchased Option - CMS 10Y - 2Y, 0.50%, 09/15/27Footnote Reference(1)	1.8%
Purchased Option - CMS 10Y - 2Y, 0.55%, 05/17/28Footnote Reference(1)	0.7%
Purchased Option - CMS 10Y - 2Y, 0.85%, 09/15/28Footnote Reference(1)	0.7%
Purchased Option - CMS 10Y - 2Y, 0.58%, 06/24/26Footnote Reference(1)	0.4%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kfafunds.com/ivol/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-833-IVOL-ETF (1-833-486-5383) or your financial intermediary.

IVOL-SAR-2025

KraneShares Trust

Quadratic Deflation ETF

Ticker: BNDD

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the Quadratic Deflation ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kfafunds.com/bndd/. You can also request this information by contacting us at 1-888-BNDD-007 (1-888-263-3007). This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quadratic Deflation ETF	$49	1.00%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,546,180	4	$45,001	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*Footnote Reference^

Value	Value
Purchased OptionsFootnote Reference(1)	5.2%
Exchange-Traded Funds	79.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Investments as a percentage of total net assets will not add up to 100% because this chart does not include cash and other assets and liabilities. The difference between 100% and the sum of the percentages above is mostly cash held by the fund.
Footnote(1)	At market value.

Top Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Long-Term Treasury ETF	79.8%
Purchased Option - CMS 30Y – 2Y, 0.90%, 08/12/26Footnote Reference(1)	2.9%
Purchased Option - CMS 30Y – 2Y, 0.80%, 10/14/26Footnote Reference(1)	1.2%
Purchased Option - CMS 30Y – 2Y, 0.62%, 04/22/26Footnote Reference(1)	1.1%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kfafunds.com/bndd/ or upon request at 1-888-BNDD-007 (1-888-263-3007).

The Board of the Trust approved a reverse share split of one to eight (1:8) of the issued and outstanding shares effective the close of business on September 4, 2025. The effect of this transaction for the Fund was to reduce the number of outstanding Shares of the Fund to one-eighth of the original number of outstanding Shares, resulting in a corresponding increase in the NAV per Share. There were no changes in net assets, results of operation or total return as a result of this transaction. In connection with reverse stock split, the Board of the Trust approved a change in the creation unit size of the Fund from 25,000 to 5,000 effective after the close of the markets on September 3, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kfafunds.com/bndd/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-888-BNDD-007 (1-888-236-3007) or your financial intermediary.

BNDD-SAR-2025

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information Quadratic Interest Rate Volatility and Inflation Hedge ETF Quadratic Deflation ETF September 30, 2025

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2025

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE-TRADED FUND — 74.6%
FIXED INCOME — 74.6%
Schwab U.S. TIPS ETF(A)	11,767,045	$317,121,863
TOTAL EXCHANGE-TRADED FUND (Cost $350,919,320)		317,121,863

PURCHASED OPTIONS(B) — 10.0%
TOTAL PURCHASED OPTIONS (Cost $47,281,250)		42,387,092

TOTAL INVESTMENTS — 84.6% (Cost $398,200,570)		359,508,955
OTHER ASSETS LESS LIABILITIES – 15.4%		65,271,010
NET ASSETS - 100%		$424,779,965

(A)	For financial information on the Schwab U.S. TIPS ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of September 30, 2025 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 10.0%
Call Options
CMS 10Y - 2Y	Nomura	225,000	$10,687,500	0.05%	04/08/26	$9,742,570
CMS 10Y - 2Y	Goldman Sachs	215,000	10,212,500	0.20	04/14/27	9,950,730
CMS 10Y - 2Y	Morgan Stanley	250,000	8,375,000	0.50	09/15/27	7,495,530
CMS 10Y - 2Y	Morgan Stanley	200,000	9,500,000	0.28	12/09/26	7,544,261
CMS 10Y - 2Y	Goldman Sachs	100,000	3,400,000	0.55	05/17/28	3,059,705
CMS 10Y - 2Y	Nomura	150,000	3,168,750	0.85	09/15/28	2,859,698
CMS 10Y - 2Y	Morgan Stanley	125,000	1,937,500	0.58	06/24/26	1,734,598
Total Purchased Options			$47,281,250			$42,387,092

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$317,121,863	$—	$—	$317,121,863
Purchased Options	—	42,387,092	—	42,387,092
Total Investments in Securities	$317,121,863	$42,387,092	$—	$359,508,955

Amounts designated as “—” are $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

Quadratic Deflation ETF

	Shares	Value
EXCHANGE-TRADED FUND — 79.8%
FIXED INCOME — 79.8%
Vanguard Long-Term Treasury ETF(A)	105,826	$6,017,266
TOTAL EXCHANGE-TRADED FUND (Cost $9,540,214)		6,017,266

PURCHASED OPTIONS(B) — 5.2%
TOTAL PURCHASED OPTIONS (Cost $513,500)		394,143

TOTAL INVESTMENTS — 85.0% (Cost $10,053,714)		6,411,409
OTHER ASSETS LESS LIABILITIES – 15.0%		1,134,771
NET ASSETS - 100%		$7,546,180

(A)	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of September 30, 2025 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 5.2%
Put Options
CMS 30Y - 2Y	Nomura	8,000	$192,000	0.90%	08/12/26	$216,382
CMS 30Y - 2Y	Goldman Sachs	4,000	115,000	0.80	10/14/26	92,505
CMS 30Y - 2Y	Goldman Sachs	7,000	206,500	0.62	04/22/26	85,256
Total Purchased Options			$513,500			$394,143

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$6,017,266	$—	$—	$6,017,266
Purchased Options	—	394,143	—	394,143
Total Investments in Securities	$6,017,266	$394,143	$—	$6,411,409

Amounts designated as “—” are $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

Statements of Assets and Liabilities (Unaudited)

September 30, 2025

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	Quadratic Deflation ETF
Assets:
Investments at Value	$359,508,955	$6,411,409
Cash and Cash Equivalents	65,480,022	1,138,721
Receivable for Investment Securities Sold	890,051	—
Dividend and Interest Receivable	219,915	3,372
Prepaid Expenses	2,586	59
Total Assets	426,101,529	7,553,561

Liabilities:
Payable for Capital Shares Redeemed	967,608	—
Payable for Management Fees	348,233	7,258
Payable for Trustees’ Fees	5,723	123
Total Liabilities	1,321,564	7,381
Net Assets	$424,779,965	$7,546,180

Net Assets Consist of:
Paid-in Capital	$539,937,636	$17,055,452
Total Distributable Loss	(115,157,671)	(9,509,272)
Net Assets	$424,779,965	$7,546,180
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	21,950,002	75,605
Net Asset Value, Offering and Redemption Price Per Share	$19.35	$99.81
Cost of Investments	$398,200,570	$10,053,714

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2025

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	Quadratic Deflation ETF
Investment Income:
Dividend Income	$6,089,534	$176,254
Interest Income	1,049,283	18,583
Total Investment Income	7,138,817	194,837

Expenses:
Management Fees†	1,847,855	45,001
Trustees’ Fees	18,101	437
Insurance Expense	2,775	63
Total Expenses	1,868,731	45,501
Net Investment Income	5,270,086	149,336

Net Realized Gain (Loss) on:
Investments	(28,056,200)	(1,437,086)
Foreign Currency Translations	(1)	—
Purchased Options	(558,750)	(605,000)
Net Realized Loss	(28,614,951)	(2,042,086)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	25,021,785	1,338,735
Purchased Options	18,853,214	75,677
Net Change in Unrealized Appreciation (Depreciation)	43,874,999	1,414,412
Net Realized and Unrealized Gain (Loss)	15,260,048	(627,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,530,134	$(478,338)

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Quadratic Interest Rate Volatility and Inflation Hedge ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$5,270,086	$11,515,653
Net Realized Loss	(28,614,951)	(134,510,720)
Net Change in Unrealized Appreciation (Depreciation)	43,874,999	126,012,555
Net Increase in Net Assets Resulting from Operations	20,530,134	3,017,488
Distributions:	(6,484,046)	—
Return of Capital	—	(21,677,257)

Capital Share Transactions:(1)
Issued	219,572,499	169,670,962
Redeemed	(286,621,943)	(463,726,513)
Decrease in Net Assets from Capital Share Transactions	(67,049,444)	(294,055,551)
Total Decrease in Net Assets	(53,003,356)	(312,715,320)

Net Assets:
Beginning of Period	477,783,321	790,498,641
End of Period	$424,779,965	$477,783,321

Share Transactions:
Issued	11,150,000	9,050,000
Redeemed	(14,800,000)	(25,150,000)
Net Decrease in Shares Outstanding from Share Transactions	(3,650,000)	(16,100,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

	Quadratic Deflation ETF‡
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$149,336	$592,947
Net Realized Loss	(2,042,086)	(8,959,418)
Net Change in Unrealized Appreciation (Depreciation)	1,414,412	6,881,450
Net Decrease in Net Assets Resulting from Operations	(478,338)	(1,485,021)
Distributions:	(157,999)	—
Return of Capital	—	(692,544)

Capital Share Transactions:(1)
Issued	—	2,833,280
Redeemed	(2,180,435)	(20,308,806)
Decrease in Net Assets from Capital Share Transactions	(2,180,435)	(17,475,526)
Total Decrease in Net Assets	(2,816,772)	(19,653,091)

Net Assets:
Beginning of Year/Period	10,362,952	30,016,043
End of Year/Period	$7,546,180	$10,362,952

Share Transactions:
Issued	—	200,000
Redeemed	(21,270)	(1,425,000)
Net Decrease in Shares Outstanding from Share Transactions	(21,270)	(1,225,000)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 8 reverse share split on September 5, 2025 (See Note 9 in the Notes to Financial Statements).
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2025 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year/Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Quadratic Interest Rate Volatility and Inflation Hedge ETF
2025***	18.66	0.28	0.76	1.04	(0.35)	—
2025	18.96	0.35	0.02	0.37	—	(0.67)
2024	22.67	0.36	(3.32)	(2.96)	—	(0.75)
2023	25.53	1.15	(3.16)	(2.01)	—	(0.85)
2022	28.47	0.93	(2.84)	(1.91)	(0.82)	(0.21)
2021	25.97	(0.02)	3.51	3.49	(0.90)	(0.09)
Quadratic Deflation ETF
2025***(1)	106.96	1.87	(7.23)	(5.36)	(1.79)	—
2025	120.08	3.44	(12.48)	(9.04)	—	(4.08)
2024	126.64	2.96	(4.40)	(1.44)	(4.56)	(0.56)
2023	205.92	2.32	(30.32)	(28.00)	(51.28)	—
2022(2)	200.00	0.24	9.68(3)	9.92	(4.00)	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2025.
~	During the periods, certain fees were waived. (See Note 3 in the Notes to Financial Statements).
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.
(1)	Share transactions have been adjusted to reflect the effect of a 1 for 8 reverse share split on September 5, 2025 (See Note 9 in the Notes to Financial Statements).
(2)	The Fund’s inception date was on September 20, 2021.
(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year/Period ($)	Total Return (%)**	Net Assets, End of Year/Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(0.35)	19.35	5.59	424,780	1.00†	1.00†	2.82†	—††
(0.67)	18.66	2.03	477,783	1.00‡	1.00‡	1.89‡	—
(0.75)	18.96	(13.30)	790,499	1.00‡	1.00‡	1.71‡	—
(0.85)	22.67	(7.95)	786,055	1.00‡	1.00‡	4.82‡	—
(1.03)	25.53	(6.88)	1,737,542	0.98‡	0.99‡	3.38‡	—
(0.99)	28.47	13.65	2,629,858	0.94‡	0.99‡	(0.06)‡	—

(1.79)	99.81	(4.99)	7,546	1.00†	1.00†	3.29†	—††
(4.08)	106.96	(7.66)	10,363	1.00‡	1.00‡	2.98‡	—
(5.12)	120.08	(1.08)	30,016	0.98‡	1.00‡	2.48‡	—
(51.28)	126.64	(12.08)	88,638	0.95‡	1.00‡	1.37‡	—
(4.00)	205.92	4.97	138,994	0.94†‡	0.99†‡	0.24†‡	—††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2025, the Trust had 31 operational series. The financial statements herein and the related notes pertain to the Quadratic Interest Rate Volatility and Inflation Hedge ETF and the Quadratic Deflation ETF, (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). Quadratic Capital Management LLC (“Quadratic” or “Sub-Adviser”) serves as the sub-adviser to the Funds and is responsible for the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2025, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange” or the “NYSE”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

As of September 30, 2025, all shares issued by the Funds were in Creation Units to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (i.e., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The Quadratic Interest Rate Volatility and Inflation Hedge ETF is a fixed income ETF that seeks to hedge relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for enhanced inflation-protected income. The Fund is actively managed and does not track an index. The Fund’s investment in the Schwab US TIPS ETF represents greater than 75% of the Fund’s total investments. For further financial information, available upon request, on the Schwab US TIPS ETF, please go to the Commission’s website at https://www.sec.gov.

Notes to Financial Statements (Unaudited) (continued)

The Quadratic Deflation ETF is a fixed income ETF that seeks to benefit from lower growth, deflation, lower or negative long-term interest rates, and/or a reduction in the spread between shorter and longer term interest rates by investing in US Treasuries and options. The Fund is actively managed and does not track an index. The Fund’s investment in the Vanguard Long-Term Treasury ETF represents greater than 75% of the Fund’s total investments. For further financial information, available upon request, on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at https://www.sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of the normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e. exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Notes to Financial Statements (Unaudited) (continued)

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are listed. The daily settlement prices for centrally cleared swaps are provided by an Independent Pricing Agent. Swaps which are not centrally cleared are priced based on valuations provided by an Independent Pricing Agent.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2025, the Funds did not hold swaps, futures or foreign currency forward contracts.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of

Notes to Financial Statements (Unaudited) (continued)

the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Notes to Financial Statements (Unaudited) (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2025, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

OPTIONS — The Quadratic Interest Rate Volatility and Inflation Hedge ETF purchases options seeking to benefit from relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates (i.e., the spread between interest rates on U.S. interest rates and shorter-term interest widens), and to benefit from market stress when fixed income volatility increases. The Quadratic Deflation ETF purchases options seeking to benefit from relative interest rate movements, whether these movements arise from rising short-term interest rates or falling long-term interest rates (i.e., the spread between interest rates on U.S. interest rates and shorter-term interest narrows). When each Fund purchases an option, the Fund pays a cost (premium) to purchase the option. The Funds’ investments in options will be traded in the OTC market. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller. These instruments would generally be subject to greater counterparty risk. Many of the protections afforded to exchange participants will not be available for OTC options and there is no daily price fluctuation limits. OTC instruments also may be subject to greater liquidity risk. Under the Funds’ option contracts, the Funds pay upfront for the option contracts (i.e., the premium), and counterparties are not required to post variation margin. There is no potential

Notes to Financial Statements (Unaudited) (continued)

additional cash outflow or future liability for the Funds under the options; the Funds’ only potential loss on such options is the premium paid in advance. However, the Funds’ options contracts are subject to counterparty risk, which is the risk of non-performance by an options counterparty. Such non-performance could result in a material loss to the Funds.

As of September 30, 2025, the Funds have open purchased option positions. Refer to each Fund’s Schedule of Investments for details regarding open options as of September 30, 2025.

For the period ended September 30, 2025, the average monthly cost for purchased options in the Quadratic Interest Rate Volatility and Inflation Hedge ETF and Quadratic Deflation ETF was $71,587,304 and $1,323,429, respectively.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for each Fund as of September 30, 2025:

Quadratic Interest Rate Volatility and Inflation Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities		Net Market	Collateral
		Total Over		Total Over	Value of OTC	(Received)/	Net
Counterparty	Option	the Counter	Option	the Counter	Derivatives	Pledged	Exposure†
Goldman Sachs	$13,010,435	$13,010,435	$—	$—	$13,010,435	$—	$13,010,435
Morgan Stanley	16,774,389	16,774,389	—	—	16,774,389	—	16,774,389
Nomura	12,602,268	12,602,268	—	—	12,602,268	—	12,602,268
Total over the counter	$42,387,092	$42,387,092	$—	$—

Quadratic Deflation ETF
	Financial Derivative Assets		Financial Derivative Liabilities		Net Market	Collateral
		Total Over		Total Over	Value of OTC	(Received)/	Net
Counterparty	Option	the Counter	Option	the Counter	Derivatives	Pledged	Exposure†
Goldman Sachs	$177,761	$177,761	$—	$—	$177,761	$—	$177,761
Nomura	216,382	216,382	—	—	216,382	—	216,382
Total over the counter	$394,143	$394,143	$—	$—

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can be netted only across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements (Unaudited) (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund has a practice of seeking to pay monthly distributions at a level rate. To help maintain more stable monthly distributions, the distribution paid by a Fund for any particular monthly period may be more or less than the amount of net income actually earned by the Fund during such period. The practice of seeking to pay distributions at a level rate may result in a return of capital to shareholders, which is not taxable but reduces a shareholder’s basis in his or her shares, if the Fund’s income and gains are not sufficient to support the level rate distribution.

Ordinarily, each Fund typically distributes any net investment income monthly and makes any capital gain distributions once a year (usually in December). Each Fund may make distributions on a more frequent basis. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares is a “Creation Unit”, Quadratic Interest Rate Volatility and Inflation Hedge ETF issues and redeems in 25,000 Shares and the Quadratic Deflation ETF issues and redeems in 5,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are usually available on the next business day. For that reason, each Fund is subject to custodial risk as a result of (1) holding cash at the Fund’s custodian because such cash deposits are unsecured liabilities of the custodian and (2) the custodian, at times, sweeping excess cash to other banks, which would be unsecured liabilities of those other banks.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and

Notes to Financial Statements (Unaudited) (continued)

administering each Fund’s investment program and the general management and administration of the Trust. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. Under the Agreement, a portion of the premium for the insurance policy, which covers the Trust and Independent Trustees, is treated as an expense of the Independent Trustees.

The Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Funds, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund.

Management Fee
Quadratic Interest Rate Volatility and Inflation Hedge ETF	0.99%
Quadratic Deflation ETF	0.99%

The Adviser bears all of its own costs associated with providing these advisory services.

SUB-ADVISORY AGREEMENT — Quadratic serves as the Sub-Adviser to the Funds and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. For the services Quadratic provides to the Funds, the Adviser pays Quadratic a fee equal to 76% of the sum of: (i) the total gross management fee due to the Adviser from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser. Under the Sub-Advisory Agreement, the fee will be calculated daily and paid monthly.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2025, no fees were charged under the Plan, since no such fees

Notes to Financial Statements (Unaudited) (continued)

are currently paid by the Funds and the Board has not currently approved the commencement of any payments under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, the Funds did not have purchases and sales of investments in securities excluding in-kind transactions, options, long-term U.S. Government and short-term securities.

For the period ended September 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$201,996,106	$263,016,980	$(28,056,200)
Quadratic Deflation ETF	—	1,753,672	(1,006,526)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. For example, the income or loss resulting from the Funds’ investments in derivatives tied to interest rates is characterized as ordinary income or loss, even though such derivatives may be characterized as capital assets and realized gain (loss) for purposes of U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent difference is income or loss resulting from the Funds’ investments in derivatives tied to interest rates that is characterized as ordinary income or loss, even though such derivatives may be characterized as capital assets for purposes of U.S. GAAP. The permanent difference that is credited or charged to Paid-in-Capital and Distributable Earnings is redemption in-kind transactions and net operating loss. To the extent these differences are permanent in nature, such as redemption in kind transactions and net operating loss, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Quadratic Interest Rate Volatility and Inflation Hedge ETF
2025	$—	$—	$21,677,257	$21,677,257
2024	—	—	31,848,020	31,848,020

Notes to Financial Statements (Unaudited) (continued)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Quadratic Deflation ETF
2025	$—	$—	$692,544	$692,544
2024	2,094,154	—	271,781	2,365,935

As of March 31, 2025, the components of tax basis distributable losses were as follows:

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	Quadratic Deflation ETF
Capital Loss Carryforwards	(22,620,861)	(3,535,219)
Qualified Late-Year Loss Deferrals	(24,016,282)	(281,000)
Unrealized Depreciation on Investments and Foreign Currency	(82,566,614)	(5,056,717)
Other Temporary Differences	(2)	1
Total Distributable Loss	$(129,203,759)	$(8,872,935)

Qualified late year ordinary and Post-October capital losses represent losses realized from January 1, 2025 through March 31, 2025 and November 1, 2024 through March 31, 2025, respectively, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital loss carryforwards as follows:

	Long-Term Loss	Total
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$22,620,861	$22,620,861
Quadratic Deflation ETF	3,535,219	3,535,219

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$398,200,570	$—	$(38,691,615)	$(38,691,615)
Quadratic Deflation ETF	10,053,714	24,382	(3,666,687)	(3,642,305)

Notes to Financial Statements (Unaudited) (continued)

6. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CASH AND CASH EQUIVALENTS RISK — The Funds may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Funds may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on a Fund and may cause a Fund to be more volatile. Derivatives may at times be highly illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect a Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Funds to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Funds may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Funds to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Funds.

The derivative instruments and techniques that the Funds may principally use include:

Options Risk. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or swap on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Funds. In general, most options on interest rate swaps are “European-style” options, which means that they can only be exercised at the end of the option term. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

The options strategies used by Quadratic Deflation ETF may involve writing covered options and are structured as long call spreads, long put spreads or long butterflies. If there is a broad market move, the strategies may not have the same return as a strategy composed of only long options. The Funds will pay a premium for their options strategies and they are structured to limit the potential loss to the Funds to the market value of the options strategy;

Notes to Financial Statements (Unaudited) (continued)

however, there is no guarantee that this will occur. If an option that a Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

OTC options generally have more flexible terms negotiated between the buyer and the seller, but the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. Where, as here, such variation margin is not required to be posted, such instruments are generally subject to greater credit risk and counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the option. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. OTC instruments also may be subject to greater liquidity risk.

ETF RISK. As ETFs, the Funds are subject to the following risks:

Authorized Participants Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent that Authorized Participants exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of that Fund may be more likely to trade at a premium or discount to NAV and possible face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Funds, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Premium/Discount Risk. There may be times when the market price of a Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of that Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in a Fund’s shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of a Fund. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that a Fund’s shares will continue to be listed.

FIXED INCOME SECURITIES RISK — Investing in fixed income securities subjects the Funds to the following risks:

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

Notes to Financial Statements (Unaudited) (continued)

Event Risk. Event risk is the risk that an unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The current low interest rate environment increases the risks associated with rising interest rates.

Maturity Risk. The value of the Funds’ fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

HEDGING RISK — The Quadratic Interest Rate Volatility and Inflation Hedge ETF seeks to mitigate (or hedge) the risk associated with the potential impact of a steepening U.S. interest rate curve (“curve risk”), an increase in inflation and inflation expectations, and an increase in interest rate volatility on the performance of U.S. government bonds. The Quadratic Deflation ETF seeks to mitigate (or hedge) the risk associated with the potential impact of a flattening or inverting U.S. interest rate curve (“curve risk”), deflation and deflationary expectations on the performance of U.S. government bonds.

Neither of the Funds seek to mitigate credit risk, non-curve interest rate risk, or other factors influencing the price of U.S. government bonds, which factors may have a greater impact on the bonds’ returns than the U.S. interest rate curve or inflation. Further, there is no guarantee that the Funds’ investments will eliminate or mitigate curve risk, inflation (deflation) risk or the potential impact of interest rate volatility on long positions in U.S. government bonds. If interest rates rise or fall in parallel within the U.S. interest rate curve, the Funds will not be hedged.

In addition, for the Quadratic Interest Rate Volatility and Inflation Hedge ETF, when the U.S. interest rate curve flattens or inverts, the Fund’s investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a flattening or inverted curve environment, the Fund’s hedging strategy could result in disproportionately larger losses in the Fund’s options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee that the Fund will have positive returns, even in environments of sharply rising inflation rates in which the Fund’s options might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the U.S. government bonds owned by the Fund, the Fund will underperform other investments even during periods of curve steepening.

In addition, for the Quadratic Deflation ETF when the U.S. interest rate curve steepens, the Fund’s investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a steepening curve environment, the Fund’s hedging strategy could result in disproportionately larger losses in the Fund’s options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee

Notes to Financial Statements (Unaudited) (continued)

that the Fund will have positive returns, even in environments of sharply declining inflation rates. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the U.S. government bonds owned by the Fund, the Fund will underperform other investments even during periods of curve flattening.

HIGH PORTFOLIO TURNOVER RISK — The Funds may incur high portfolio turnover rates, which may increase the Funds’ brokerage commission costs and negatively impact the Funds’ performance. Such portfolio turnover also may generate net short-term capital gains.

INVESTMENT IN INVESTMENT COMPANIES RISK — When a Fund invests in other investment companies (or funds), it will indirectly be exposed to the risks of such funds’ investments. Moreover, a Fund will incur its pro rata share of such funds’ expenses. Additionally, investments in ETFs are subject to ETF Risk.

LARGE SHAREHOLDER RISK — To the extent a large number of shares of a Fund is held by a single shareholder or a small group of shareholders, the Fund is subject to the risk that redemption by those shareholders of all or a large portion of their shares will adversely affect the Fund’s performance by forcing the Fund to sell securities, potentially at disadvantageous prices, to raise the cash needed to satisfy such redemption requests. This risk may be heightened during periods of declining or illiquid markets, or to the extent that such large shareholders have short investment horizons or unpredictable cash flow needs. Such redemptions may also increase transaction costs and/or have adverse tax consequences for remaining shareholders.

LIQUIDITY RISK — The Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by a Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause a Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by a Fund stop trading, it may have a cascading effect and cause a Fund to halt trading. Volatility in market prices will increase the risk of a Fund being subject to a trading halt.

MANAGEMENT RISK — The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Funds’ investment objective given actual market conditions.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, or changes in global trade relationships could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or

Notes to Financial Statements (Unaudited) (continued)

may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Funds’ investments to become less liquid and subject to erratic price movements.

NON-DIVERSIFIED FUND RISK — Because the Funds are non-diversified and may invest a greater portion of their assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in a Fund’s share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

OPERATIONAL AND CYBERSECURITY RISK — The Funds, Krane, its service providers and your ability to transact with the Funds may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Funds or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Funds service providers to identify all of the cybersecurity or other operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

RATE-LINKED DERIVATIVES INVESTMENT RISK — The Funds’ exposure to derivatives tied to interest rates subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments.

The Quadratic Interest Rate Volatility and Inflation Hedge ETF is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Fund holds the options. However, if the U.S. interest rate curve flattens or inverts, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Sub-Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in TIPS. There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely

Notes to Financial Statements (Unaudited) (continued)

affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

The Quadratic Deflation ETF is expected to benefit from the options it holds if the U.S. interest rate curve flattens or inverts during the time period in which the Fund holds the options. However, if the U.S. interest rate curve steepens, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Sub-Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a flattening or inverting of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve flattening or inverting, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in Treasuries. There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if deflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund declines. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if deflation occurs. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during deflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply declining inflation. There is no guarantee that the Fund will be able to successfully mitigate deflation risk or that bond values and interest rates will match changes in inflation rates.

RETURN OF CAPITAL DISTRIBUTIONS FROM THE FUND REDUCE THE TAX BASIS OF FUND SHARES — Historically, a portion of the Funds’ distributions have been treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you but reduce your tax basis in your shares of a Fund. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of shares of a Fund. There is no guarantee that the character of the Funds’ distributions will be similar in the future.

TAX RISK — To qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), each Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, each Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified

Notes to Financial Statements (Unaudited) (continued)

so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations (see the “Taxes” section in the SAI for additional information). The Funds’ investments in certain rate-linked derivative instruments (such as rate-linked options) may generate income that is not qualifying income and such investments may not be treated as investments in “securities” for purposes of the asset diversification requirement. The Funds will also need to manage their exposure to derivatives counterparties for purposes of satisfying the diversification test. If a Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would significantly and adversely affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

TIPS RISK — U.S. Treasury Inflation-Protected Securities (“TIPS”) are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index (“CPI”). When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

U.S. GOVERNMENT OBLIGATIONS RISK — Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

VALUATION RISK — Independent market quotations for certain investments held by the Funds may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

Notes to Financial Statements (Unaudited) (continued)

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. REVERSE SHARE SPLIT

The Board of the Trust approved a reverse share split of one to eight (1:8) of the issued and outstanding shares of KraneShares Quadratic Deflation ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on September 4, 2025. The effect of this transaction for the Fund was to reduce the number of outstanding Shares of the Fund to one-eighth of the original number of outstanding Shares, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period ended and the per share data in the financial highlights for each of the years ended in the period then ended, have been given retroactive effect to reflect the reverse share split. There were no changes in net assets, results of operation or total return as a result of this transaction.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Krane Funds Advisors, LLC acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (concluded)

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration is shown on the Statements of Operations of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on May 20-21, 2025, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “KFA Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust (collectively, the “Funds”):

○	Quadratic Interest Rate Volatility and Inflation Hedge ETF (“IVOL”); and

○	Quadratic Deflation ETF (“BNDD”); and

●	the existing sub-advisory agreement (the “Quadratic Agreement”) between Quadratic Capital Management LLC (“Quadratic”) and Krane, on behalf of IVOL and BNDD.

The KFA Agreement and the Quadratic Agreement are referred to together as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 20, 2025, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the KFA Agreement with respect to each of the Funds. The Board also considered information provided by Quadratic in response to a separate written request directed to Quadratic.

The Board considered that its evaluation process with respect to Krane and Quadratic is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and Quadratic. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and Quadratic; (2) the compensation paid under the KFA Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the KFA Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and Quadratic receive from their respective relationship with the Funds.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 20, 2025 executive session of the Independent Trustees and the May 20-21, 2025 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and Quadratic under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the KFA Agreement, including its obligation to oversee the services provided by Quadratic. The Board also discussed the nature, quality and extent of services provided by Quadratic under the Quadratic Agreement.

The KFA Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane’s senior personnel charged with oversight of Quadratic.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust. The Board noted that Krane, together with Quadratic, is responsible for assessing the market appeal and the investment strategy of each Fund. The Board considered the entrepreneurial risk assumed by Krane with respect to the Trust.

●	The Board noted that Krane routinely reevaluates the performance of each series of the Trust and considered that Krane had recommended the termination of underperforming series of the Trust during the prior calendar year, eliminating the need for Krane personnel to manage investments, operations and compliance for such series.

●	The Board considered that Krane is responsible for arranging and overseeing service providers for the Trust.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increase in compliance and operational personnel at Krane and Krane’s investment in technology to facilitate oversight of various compliance matters.

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The Quadratic Agreement

●	The Board took note of the qualifications and experience of Quadratic’s chief investment officer, noting her considerable expertise in managing exposures to interest rates and portfolios of over-the-counter options.

●	The Board considered Quadratic’s involvement in developing the investment strategy of both IVOL and BNDD and marketing them to potential institutional investors.

●	The Board noted that Quadratic made a significant investment in developing proprietary technology for managing IVOL and BNDD, and that IVOL and BNDD had each performed consistent with Quadratic’s expectations over the last year. The Board noted that there are very few competitors to either IVOL or BNDD.

●	The Board considered that IVOL and BNDD provide retail investors with access to over-the-counter (“OTC”) interest rate options, which otherwise are generally available only to accredited

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

or qualified investors in private funds.

●	The Board considered the financial condition of Quadratic and considered the current organizational structure.

B.	Investment Performance

The Board noted that it considers the performance of each Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the Meeting, the Board considered each Fund’s performance versus its Morningstar peer group, as well as a secondary custom peer group curated to better reflect the strategy of a particular Fund. The Board noted the limitations of comparisons versus such large and undifferentiated peer groups, considering that the Funds offer shareholders access to unique investment opportunities.

The Board noted that the Funds are actively managed, and it considered that the performance of each actively managed Fund relative to its respective peer group is an appropriate measurement of performance.

The Board noted the following with respect to the performance of each Fund relative to its respective identified peer groups:

IVOL: The Board noted that IVOL ranks in the bottom decile against both its primary and secondary Morningstar peer groups for the 1-year, 3-year and since inception periods. The Board recognized that the primary Morningstar peer group includes only passive exchange-traded funds (“ETFs”) holding Treasury Inflation-Protected Securities, rather than actively managed ETFs with exposure to OTC interest rate options, such as IVOL. The Board considered that the secondary peer group captures liquid alternative mutual funds and active ETFs and noted Quadratic’s view that although these funds’ strategies differ, they share unique or less common risk and return characteristics and provide access to sophisticated strategies, as does IVOL. The Board considered that IVOL provides access to OTC interest rate markets and is long fixed-income volatility, both of which have previously only been available in private funds.

BNDD: The Board noted that BNDD ranked in the top quartile for performance over the 1- year and since inception period when compared to its primary Morningstar peer group of passive government bond ETFs. When compared to the secondary peer group, BNDD underperformed because the peer group captures liquid alternative mutual funds and actively managed ETFs, many of which benefited from the risk environment over the period.

C.	Compensation

The Board considered that pursuant to the KFA Agreement, Krane has agreed to a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Krane is responsible for paying most of a Fund’s expenses, including those of the Fund’s principal service providers and Quadratic. The Board considered the information provided by Krane regarding the amounts it pays to the Trust’s service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of the Funds compared to those of their peer groups.

The Board noted that the management fees paid by the Funds are higher than the median management fee within their respective Morningstar peer groups but in the bottom quartile when compared to their respective secondary Morningstar peer groups. The Board considered that the

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

primary Morningstar peer group for each Fund does not reflect the unique exposure and thematic approach of such Fund and considered that the Funds are competitively priced when evaluated against an actively managed peer group seeking to provide uncorrelated returns to more traditional investment options. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to Quadratic under the Quadratic Agreement, the Board noted the arm’s-length nature of the relationship between Krane and Quadratic with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays Quadratic’s fees.

D.	Costs and Profitability

The Board reviewed a report of fund-by-fund profitability prepared by Krane. The Board also considered that, although Krane is profitable, it was not making a profit from its relationship with each series of the Trust under the KFA Agreement, including the Funds. The Board considered Krane’s commitment to the success of each Fund and the use of a unitary fee structure under which Krane bears the risk if certain expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses.

The Board recognized that the volatility in asset flows experienced by the Trust overall can directly and materially affect Krane’s profitability. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the KFA Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by Quadratic from its relationship with the Funds, noting the arm’s-length nature of the relationship between Krane and Quadratic with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under the Quadratic Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the Funds’ operations. The Board acknowledged that neither Krane nor Quadratic engage or plan to engage in soft dollar transactions on behalf of IVOL or BNDD, and that neither IVOL nor BNDD participates in the Trust’s securities lending program. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

F.	Economies of Scale

The Board considered that each Fund is managed pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (concluded)

addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the KFA Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

KraneShares Trust:	Investment Sub-Adviser:
280 Park Avenue, 32nd Floor	Quadratic Capital Management LLC
New York, NY 10017	39 Lewis Street, 4th Floor
1-855-857-2638	Greenwich, CT 06830
http://kfafunds.com

For inquires specific to The Quadratic Interest	Distributor:
Rate Volatility and Inflation Hedge ETF and	SEI Investments Distribution Co.
Quadratic Deflation ETF	One Freedom Valley Drive
+1-833-IVOL-ETF	Oaks, PA 19456
(+1-833-486-5383)
https://www.ivoletf.com

1-888-BNDD-007	Administrator:
(1-888-263-3007)	SEI Investments Global Funds Services
https://www.bnddetf.com	One Freedom Valley Drive
Oaks, PA 19456

Investment Adviser:	Independent Registered Public Accounting Firm:
Krane Funds Advisors, LLC	KPMG LLP
280 Park Avenue, 32nd Floor	1735 Market Street
New York, NY 10017	Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-002-0700

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), are filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 3, 2025

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 3, 2025